Schedule H, Line 4i - Schedule of Assets (Details) - EBP 105	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EIN	23-1526444
Plan number	105
Notes receivable from participants	$ 4,144,745
Total (Held at End of Year)	$ 200,031,151
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate on notes receivable (as a percent)	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate on notes receivable (as a percent)	9.50%
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Retirement Savings Trust III
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	$ 18,360,249
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement 2020 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	859,836
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement 2025 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	4,549,520
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement 2030 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	8,960,851
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement 2035 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	8,147,773
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement 2040 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	6,741,382
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement 2045 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	5,047,461
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement 2050 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	6,407,200
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement 2055 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	3,876,536
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement 2060 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	3,712,277
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement 2065 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	1,825,455
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement 2070 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	260,280
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement Income Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	3,629,733
Investment, Identifier [Axis]: Registered Investment Company | Baird Core Plus Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	6,283,740
Investment, Identifier [Axis]: Registered Investment Company | DFA Emerging Markets Core Equity Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	243,411
Investment, Identifier [Axis]: Registered Investment Company | DFA US Targeted Value Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	705,077
Investment, Identifier [Axis]: Registered Investment Company | Fidelity Small Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	10,545,652
Investment, Identifier [Axis]: Registered Investment Company | T. Rowe Price International Discovery Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	255,278
Investment, Identifier [Axis]: Registered Investment Company | Vanguard Cash Reserve Federal Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	189,525
Investment, Identifier [Axis]: Registered Investment Company | Vanguard Developed Markets Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	8,763,107
Investment, Identifier [Axis]: Registered Investment Company | Vanguard Institutional Total Stock Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	61,299,801
Investment, Identifier [Axis]: Registered Investment Company | Vanguard International Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	7,331,759
Investment, Identifier [Axis]: Registered Investment Company | Vanguard Russell 1000 Growth Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	3,004,637
Investment, Identifier [Axis]: Registered Investment Company | Vanguard Total Bond Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	7,774,037
Investment, Identifier [Axis]: Registered Investment Company | Vanguard Wellington Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	8,754,343
Investment, Identifier [Axis]: Registered Investment Company | Vanguard Windsor II Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	3,292,649
Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment	$ 5,064,837